OTHER ASSETS AND OTHER LIABILITIES, Components of Other Assets and Other Liabilities (Details) S/ in Thousands, $ in Thousands		Dec. 31, 2021 PEN (S/)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial instruments:
Receivables	[1]	S/ 1,524,407			S/ 1,307,187
Derivatives receivable	[2]	1,661,628			1,214,497
Operations in process		195,875			245,303
Receivables from sale of investments	[3]	76,852			271,066
Financial instruments		3,458,762			3,038,053
Non-financial instruments:
Deferred fees	[4]	967,622			1,039,557
Investment in associates	[5]	658,697			645,886
Investment properties, net		469,113	[6]	$ 469,113	466,859	[6]	$ 466,859
Income tax prepayments, net		436,961			303,838
Adjudicated assets, net		136,125			135,089
Improvements in leased premises		65,867			90,146
VAT (IGV) tax credit		50,120			49,364
Others		9,241			9,198
Others Non-financial Assets		2,793,746			2,739,937
Total		6,252,508			5,777,990
Financial instruments:
Accounts payable	[7]	2,103,062			1,788,956
Derivatives payable	[2]	1,524,761			1,205,213
Salaries and other personnel expenses		825,000			591,541
Allowance for indirect loan losses, Note 7	[2]	593,703			536,863
Accounts payable for acquisitions of investments (h)	[3]	241,026			260,786
Operations in process	[8]	51,763			72,800
Dividends payable	[9]	18,880			22,808
Other financial liabilities		5,358,195			4,478,967
Non-financial instruments:
Provision for sundry risks		614,012	[10]	$ 614,012	514,382	[10]	$ 514,382	$ 359,853	$ 342,350
Taxes		337,511			293,873
Others		211,661			199,937
Non financial liabilities		1,163,184			1,008,192
Total other liabilities		6,521,379			5,487,159
Margin call for derivatives		410,300			242,300
Works for taxes		178,300			169,800
Visa account for payments to establishments		111,000			81,100
Accounts receivable from deferred currency sale		89,700			60,200
Taxes paid on account from third parties and other accounts receivable related to taxes		73,700			75,300
Accounts receivable from financial intermediation		27,300			64,400
Accounts receivable from associate		S/ 6,600			S/ 6,500

[1]	As of December 31, 2021, the balance corresponds mainly to margin call of derivative transactions for S/410.3 million, tax works for S/178.3 million, accounts receivable from Visa for payments to establishments for S/111.0 million, accounts receivable for sale of deferred currency for S/89.7 million, taxes paid on behalf of third parties and other tax-related accounts receivable for S/73.7 million, account receivable for financial intermediation for S/27.3 million, accounts receivable from associated companies for S/6.6 million, among others (as of December 31, 2020, the balance consisted mainly of margin call from derivative operations for S/242.3 million, tax works for S/169.8 million, account receivable from Visa for payments to establishments for S/81.1 million, taxes paid on account to third parties and other accounts receivable related to taxes for S/75.3 million, account receivable for financial intermediation for S/64.4 million, account receivable for sale of deferred currency for S/60.2 million, account receivable from associate for S/6.5 million, among others).
[2]	The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.
[3]	As of December 31, 2021 and 2020, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.
[4]	As of December 31, 2021, the balance corresponds mainly to the payment in advance in favor of Latam Airlines Group S.A. Perú Branch for US$113.9 million, equivalent to S/454.0 million, (US$165.1 million, equivalent to S/507.9 million as of December 31, 2020) on account of the Latam Pass Miles that the Bank has been crediting to its clients for the use of your credit and debit cards, and other financial products BCP Latam Pass. Customers can use these miles directly with Latam to exchange tickets, goods or services offered by them.
[5]	Credicorp’s principal associate is Entidad Prestadora de Salud (EPS), whose balance amounts to S/598.1 million and S/603.4 million as of December 31, 2021 and 2020, respectively.
[6]	Investment properties -
[7]	As of December 31, 2021, the balance mainly corresponds to accounts payable to suppliers for S/208.4 million, accounts payable to policyholders for S/108.1 million, accounts payable for purchase of deferred foreign currency for S/101.6 million, accounts payable to intermediaries for S/90.0 million, accounts payable for premiums to the Deposit Insurance Fund for S/52.7 million, settlement funds of Financiera TFC for S/12.0 million, interbank operations to be settled with the BCRP for S/8.8 million, accounts payable to an associate for S/7.4 million, among others (as of December 31, 2020, the balance corresponds mainly to accounts payable to suppliers for S/215.0 million, accounts payable to policyholders for S/91.5 million, accounts payable to intermediaries for S/87.3 million, accounts payable for the purchase of deferred foreign currency for S/65.9 million, accounts payable for premiums to the Deposit Insurance Fund for S/46.4 million, interbank operations to be settled with the BCRP for S/39.6 million, Liquidation Funds of Financiera TFC for S/12.5 million, repurchase agreements to be settled for S/9.5 million, accounts payable to an associate for S/3.9 million, among others).
[8]	Transactions in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the interim condensed consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.
[9]	As of December 31, 2021, the balance corresponds mainly to S/17.3 million recorded by Banco de Crédito del Perú. As of December 31, 2020, the balance corresponds mainly to S/18.9 million recorded by Banco de Crédito del Perú.
[10]	The movement of the provision for sundry risks for the years ended December 31, 2021, 2020 and 2019 was as follows: